Pension and other postretirement benefits - Changes in Plan Assets & Benefit Obligation Recognized in OCI (pre-taxed) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Net loss (gain)			$ 9,522	$ (5,553)	$ 41,995
Prior service cost (benefit)			0	(1,758)	1,299
Amortization of prior service benefit (cost), including recognition due to curtailment	$ 311	$ 667	2,675	8,351	3,504
Defined Benefit Pension Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Net loss (gain)			7,603	21,133
Prior service cost (benefit)			0	0
Amortization of net loss, including recognition due to settlement			(4,666)	(3,980)
Amortization of prior service benefit (cost), including recognition due to curtailment			(106)	(124)
Total amount recognized in other comprehensive loss			2,831	17,029
Net periodic benefit cost	1,066	1,005	4,541	3,818	9,488
Total recognized in net periodic benefit cost and other comprehensive loss			7,372	20,847
Other Postretirement Benefit Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Net loss (gain)			1,919	(26,686)
Prior service cost (benefit)			0	(1,758)
Amortization of net loss, including recognition due to settlement			(3,537)	(3,814)
Amortization of prior service benefit (cost), including recognition due to curtailment			2,781	8,475
Total amount recognized in other comprehensive loss			1,163	(23,783)
Net periodic benefit cost	$ 2,186	$ 1,967	7,354	3,775	$ 7,871
Total recognized in net periodic benefit cost and other comprehensive loss			$ 8,517	$ (20,008)